Shareholder Report, Holdings (Details)	Dec. 31, 2025
Share Class SL | Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Share Class SL | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Share Class SL | Discount Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class SL | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Share Class I | Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Share Class I | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Share Class I | Discount Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%